Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.50963%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,207,022.56

Principal:
Principal Collections	$18,596,575.71
Prepayments in Full	$8,780,321.64
Liquidation Proceeds	$171,106.46
Recoveries	$61,342.22
Sub Total	$27,609,346.03
Collections	$28,816,368.59

Purchase Amounts:
Purchase Amounts Related to Principal	$365,198.87
Purchase Amounts Related to Interest	$1,569.43
Sub Total	$366,768.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,183,136.89

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,183,136.89
Servicing Fee	$490,415.35	$490,415.35	$0.00	$0.00	$28,692,721.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,692,721.54
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,692,721.54
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,692,721.54
Interest - Class A-3 Notes	$494,776.72	$494,776.72	$0.00	$0.00	$28,197,944.82
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$28,037,794.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,037,794.90
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$27,967,866.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,967,866.15
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$27,917,343.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,917,343.98
Regular Principal Payment	$25,468,429.71	$25,468,429.71	$0.00	$0.00	$2,448,914.27
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,448,914.27
Residual Released to Depositor	$0.00	$2,448,914.27	$0.00	$0.00	$0.00
Total		$29,183,136.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,468,429.71
Total					$25,468,429.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,468,429.71	$68.15	$494,776.72	$1.32	$25,963,206.43	$69.47
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$25,468,429.71	$19.57	$775,377.56	$0.60	$26,243,807.27	$20.17

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$351,320,746.79	0.9401144	$325,852,317.08	0.8719623
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$519,140,746.79	0.3989953	$493,672,317.08	0.3794211

Pool Information
Weighted Average APR	2.462%	2.461%
Weighted Average Remaining Term	36.59	35.76
Number of Receivables Outstanding	35,489	34,667
Pool Balance	$588,498,414.74	$560,429,372.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$546,938,850.60	$521,049,385.26
Pool Factor	0.4172657	0.3973638

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$39,379,987.51
Targeted Overcollateralization Amount	$66,757,055.69
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,757,055.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$155,839.29
(Recoveries)		88	$61,342.22
Net Loss for Current Collection Period			$94,497.07
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1927%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7683%
Second Prior Collection Period			0.7313%
Prior Collection Period			0.1507%
Current Collection Period			0.1974%
Four Month Average (Current and Prior Three Collection Periods)			0.4619%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2113	$8,901,737.62
(Cumulative Recoveries)			$1,480,900.25
Cumulative Net Loss for All Collection Periods			$7,420,837.37
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5262%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,212.84
Average Net Loss for Receivables that have experienced a Realized Loss			$3,511.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.16%	333	$6,473,675.68
61-90 Days Delinquent	0.11%	31	$643,065.08
91-120 Days Delinquent	0.03%	7	$169,735.92
Over 120 Days Delinquent	0.08%	18	$473,862.26
Total Delinquent Receivables	1.38%	389	$7,760,338.94

Repossession Inventory:
Repossessed in the Current Collection Period		25	$520,589.93
Total Repossessed Inventory		35	$774,070.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1351%
Prior Collection Period			0.1916%
Current Collection Period			0.1615%
Three Month Average			0.1628%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2296%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer